Accrued Expenses - Summary of Accrued Expenses (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Repairs and maintenance	¥ 6,713	¥ 5,477
Salaries and welfare	4,564	4,457
Landing and navigation fees	1,327	1,855
Jet fuel costs	1,665	1,524
Computer reservation services	712	457
Provision for major overhauls	596	124
Air catering expenses	57	75
Others	2,002	1,510
Accrued expenses	¥ 17,636	¥ 15,479